Fees Summary	Aug. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,250,000.00
Previously Paid Amount	0.00
Total Fee Amount	310.73
Total Offset Amount	0.00
Net Fee	310.73
Narrative - Max Aggregate Offering Price	$ 2,250,000.00
Final Prospectus	true